Derivative liabilities - Purchase consideration - NVG acquisition (Details)			3 Months Ended		6 Months Ended
	Oct. 21, 2025 USD ($) shares $ / shares	Jun. 20, 2025 USD ($) $ / shares	Feb. 28, 2026 USD ($)	Feb. 28, 2025 USD ($)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 USD ($)
Derivative Liabilities
Gain (loss) on revaluation of contingent consideration			$ (125,855)		$ (466,795)
Nautical Ventures Group Inc.
Derivative Liabilities
Gain (loss) on revaluation of contingent consideration			(125,855)	$ 0	(466,795)	$ 0
Gain on derivative liabilities			$ 299,551	$ 0	$ 360,456	$ 0
Nautical Ventures Group Inc. | Contingent consideration
Derivative Liabilities
Level 3 valuation inputs (in %)		25
Nautical Ventures Group Inc. | Discount for lack of marketability, | Contingent consideration
Derivative Liabilities
Share price | $ / shares		$ 313.6
Nautical Ventures Group Inc. | Dividend yield | Derivative Liability | Black-Scholes option pricing model
Derivative Liabilities
Level 3 valuation inputs (in %)		0
Nautical Ventures Group Inc. | Subsequent Convertible Note | Probability of issuance rate | Derivative Liability
Derivative Liabilities
Level 3 valuation inputs (in %)			50		50
Nautical Ventures Group Inc. | Subsequent Convertible Note | Probability of issuance rate | Derivative Liability | Black-Scholes option pricing model
Derivative Liabilities
Level 3 valuation inputs (in %)		50
Nautical Ventures Group Inc. | Roger Moore | Voting Common Stock
Derivative Liabilities
Number of shares in share consideration (in shares) | shares	6,376
Nautical Ventures Group Inc. | Roger Moore | Initial Convertible Note
Derivative Liabilities
Notional amount		$ 4,000,000
Convertible note, accrued interest rate (%)		6.00%
Convertible note, monthly interest payment		$ 20,000
Convertible note, convertible exercise price (in $ per share) | $ / shares		$ 344.96
Nautical Ventures Group Inc. | Roger Moore | Subsequent Convertible Note
Derivative Liabilities
Notional amount		$ 2,000,000
Convertible note, accrued interest rate (%)		6.00%
Convertible note, monthly interest payment		$ 10,000
Convertible note, convertible exercise price (in $ per share) | $ / shares		$ 344.96
Convertible note term (in months)		36 months
Nautical Ventures Group Inc. | Roger Moore | Subsequent Convertible Note | Probability of issuance rate
Derivative Liabilities
Level 3 valuation inputs (in %)		50
Nautical Ventures Group Inc. | Roger Moore | Real Estate Note
Derivative Liabilities
Notional amount	$ 2,000,000
Convertible note, accrued interest rate (%)	6.00%
Convertible note, monthly interest payment	$ 10,000
Convertible note, convertible exercise price (in $ per share) | $ / shares	$ 344.96
Convertible note term (in months)	36 months